Employee Benefits - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Profit sharing contribution	2.75%	2.75%	2.50%
Company match of participant contributions	50.00%
Maximum annual compensation contribution	2.00%
Expense under plan	$ 269	$ 284	$ 270
Stock options granted	0	0	0
Total intrinsic value of stock options and outstanding	48	34
Total intrinsic value of exercisable stock options	$ 48	$ 34
Stock options vested	0	0	0